Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class A | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class A | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class A | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class A | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class C | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class C | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class C | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class C | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class C | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class I | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class I | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class I | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class I | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class I | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Class Z | Telefonaktiebolaget LM Ericsson [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Class Z | Workday, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class Z | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class Z | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class Z | Baker Hughes Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class Z | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class Z | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class Z | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class Z | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%